CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
Accounts payable	$ 59,991	$ 89,838
Deferred revenue-current	234,889	187,718
Amounts due to related parties-current	100	205
Accrued expenses and other current liabilities	446,711	558,718
Operating lease liability, current portion	42,174	66,105
Deferred revenue-non-current	2,465	14
Deferred tax liabilities	1,563	1,680
Operating lease liability, non-current portion	115,548	175,988
VIE's
Accounts payable	53,194	84,188
Deferred revenue-current	213,239	182,337
Amounts due to related parties-current	98	173
Accrued expenses and other current liabilities	360,500	445,082
Operating lease liability, current portion	36,062	53,608
Deferred revenue-non-current	887	14
Deferred tax liabilities	1,500	992
Operating lease liability, non-current portion	$ 110,420	$ 163,163
Class A common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	169,122,124	166,786,023
Common shares, shares outstanding (in shares)	163,162,785	166,786,023
Class B common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	49,153,604	49,153,604
Common shares, shares outstanding (in shares)	49,153,604	49,153,604